VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

July 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 93.9%
Arizona: 2.1%
Arizona Industrial Development Authority, Educational Facility, KIPP NYC Public Charter Schools - Macombs Facility Project, Series A (RB) 4.00%, 07/01/31 (c)	$400		$347,138
California: 29.6%
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 3.00%, 03/01/26 (c)	275		238,606
California Statewide Communities Development Authority, Cottage Health System Obligated Group (RB) 5.00%, 11/01/24 (c)	300		322,076
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/31	475		516,656
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/25 (c)	250		272,317
Orange County Local Transportation Authority, Measure M2 Sales Tax (RB) 5.00%, 02/15/23	250		254,793
San Francisco City & County, International Airport, Series E (RB) 5.00%, 05/01/29 (c)	370		409,481
State of California, Various Purpose (GO)
5.00%, 10/01/28 (c)	500		586,707
5.00%, 02/01/25 (c)	410		443,168
5.00%, 08/01/27	300		346,482
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/30 (c)	250		287,381
University of California, Series BB (RB) 5.00%, 05/15/29 (c)	250		279,522
University of California, Series BH (RB) 4.00%, 05/15/31 (c)	280		287,845
Val Verde Unified School District, Series A (GO) (BAM) 2.75%, 08/01/28 (c)	720		571,873
			4,816,907
Connecticut: 1.6%
State of Connecticut, Series A (GO) 4.00%, 04/15/28 (c)	250		259,784
	Par (000’s	)	Value
Hawaii: 3.3%
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/26 (c)	$510		$537,876
Massachusetts: 9.4%
City of Boston MA (GO)
5.00%, 11/01/32 (c)	500		618,547
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes, Series A (RB) 5.00%, 06/15/24 (c)	250		264,961
Commonwealth of Massachusetts, Series B (GO)
5.00%, 11/01/24	360		386,740
Massachusetts Development Finance Agency, Mass General Brigham Issue, Series A-2 (RB) (SAW) 5.00%, 07/01/23	255		262,850
			1,533,098
Minnesota: 1.5%
State of Minnesota, State Trunk Highway, Series B (GO)
5.00%, 08/01/22	250		250,000
Nevada: 1.6%
Truckee Meadows Water Authority (RB) 5.00%, 07/01/23	250		257,997
New York: 28.7%
City of New York, Series B-1 (GO)
5.00%, 10/01/27 (c)	250		275,140
Metropolitan Transportation Authority, Series B (RB) 4.25%, 11/15/22 (c)	350		350,028
4.25%, 11/15/22 (c)	330		330,020
Nassau County Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 11/15/24	250		269,160
New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB) 5.00%, 12/15/22 (c)	255		257,127
New York City Municipal Water Finance Authority, Water and Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	400		427,889
New York City Transitional Finance Authority Future Tax, Series B-1 (RB) 5.00%, 08/01/24 (c)	300		314,938
New York City Transitional Finance Authority Future Tax, Series E-1 (RB) 5.00%, 02/01/25 (c)	250		264,176

1

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 01/01/27 (c)	$250		$274,601
New York State Dormitory Authority, Series A (RB) 5.00%, 03/15/27 (c)	275		302,140
New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/25 (c)	250		269,587
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/31 (c)	275		275,816
New York State Urban Development Corp., Personal Income, Series A (RB) 5.00%, 09/15/30 (c)	250		279,284
Port Authority of New York & New Jersey (RB) 5.00%, 11/15/27 (c)	500		527,472
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnel, Series A (RB) 4.00%, 11/15/31 (c)	250		250,162
			4,667,540
North Carolina: 2.0%
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	265		322,248
	Par (000’s	)	Value
Ohio: 2.4%
County of Franklin, Ohio Hospital Facilities (RB) 5.00%, 05/15/23 (c)	$375		$385,168
Oregon: 1.7%
Oregon State, Department of Administrative Services, State Lottery, Series D (RB) 5.00%, 04/01/25 (c)	250		268,942
Pennsylvania: 3.8%
Commonwealth of Pennsylvania (GO)
5.00%, 03/15/23	250		255,509
Pennsylvania Turnpike Commission, Series B (RB) 5.00%, 06/01/31 (c)	330		360,359
			615,868
Washington: 4.7%
County of King, Washington Unlimited Tax (GO)
5.00%, 12/01/22	250		252,990
Port of Seattle, Series B (RB) 5.00%, 08/01/22	250		250,000
State of Washington, Various Purpose, Series D (GO)
5.00%, 02/01/24 (c)	250		262,119
			765,109
Wisconsin: 1.5%
Wisconsin Health & Educational Facilities Authority, Aspipus, Inc. (RB)
4.00%, 08/15/23 (c)	250		250,824
Total Municipal Bonds: 93.9%
(Cost: $16,246,837)			15,278,499
Other assets less liabilities: 6.1%			985,896
NET ASSETS: 100.0%			$16,264,395

Definitions:

BAM	Build America Assurance Co.
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
2

Summary of Investments by Sector	% of Investments	Value
Airport	6.1%	$926,138
Education	5.5	841,968
Hospitals	7.0	1,074,528
Leasing COPS & Appropriations	4.0	612,099
Local GO	13.0	1,990,867
Misc	1.8	268,941
Refunded	4.6	707,244
State GO	20.2	3,077,889
Tax	16.2	2,480,057
Toll & Turnpike	2.4	360,359
Transportation	9.5	1,457,519
Water & Sewer	9.7	1,480,890
	100.0%	$15,278,499
3